FINANCIAL SERVICES - Funding of Financing Receivables (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	$ 52,694	$ 50,356
Finance Leases and Revolving Loan Portfolio Segments | United States | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	3,564	2,849
Securitization facilities | Finance Leases and Revolving Loan Portfolio Segments | United States | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	1,498	1,481
Fixed-term securitization offerings | Finance Leases and Revolving Loan Portfolio Segments | United States | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	2,034	1,364
Other structured facilities | Finance Leases and Revolving Loan Portfolio Segments | United States | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	32	4
Note payable | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	200	0
DFS Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	4,796
DFS Debt | Secured Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	$ 4,796	$ 3,464